Related Party Balances and Transactions - Sales of goods (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Sales of goods	¥ 1,457,893	¥ 3,105,898	¥ 4,139,199
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Sales of goods	1,457,500	3,103,871	4,138,187
Related party | Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Sales of goods	194	1,798
Related party | Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Sales of goods	¥ 199	¥ 229	157
Related party | Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Balances and Transactions
Sales of goods			485
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Sales of goods			¥ 370